Taxation (Details) - Schedule of Significant Components of Deferred Tax Assets - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Significant Components of Deferred Tax Assets [Abstract]
Deferred tax assets			$ 6,697
Current period addition	[1]	31,456
Current period reversal	[2]		(6,663)
Exchange rate effect			(34)
Gross deferred tax assets
Less: valuation allowance	[1]	(31,456)
Total deferred tax assets

[1]	The Group had a net taxable loss of HK$1,647,381 (US$210,439) arising from the PAM’s and PPWM’s operation as of September 30, 2023, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $31,456 and $nil for the years ended September 30, 2023 and 2022, respectively.
[2]	The Group reversed a valuation allowance against deferred tax assets on tax loss carry forwards of $6,663 for the year ended September 30, 2022, as the net operating loss has been fully utilized.